Document and Entity Information	Apr. 14, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001738827
Document Type	8-K
Document Period End Date	Apr. 14, 2021
Entity Registrant Name	KLX ENERGY SERVICES HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38609
Entity Tax Identification Number	36-4904146
Entity Address, Address Line One	3040 Post Oak Boulevard, 15th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(832)
Local Phone Number	844-1015
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value
Trading Symbol	KLXE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false